ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock-based compensation (Details)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Dividend yield (as a percent)	0.00%